Board Remuneration (Schedule Of Information Concerning All Remuneration From The Company For Services In All Capacities) (Details) (EUR €) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Pensions		€ 21,151		€ 18,945		€ 12,303
Share based payment expenses		23,065		13,452		13,901
Partial board remuneration percentage	40.00%
One-time crisis levy, percentage		16.00%
One-time crisis levy, amount		175
One-time crisis levy, threshold		150
Management Board [Member] | C.D. Del Prado [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Base compensation		510	[1]	500		500
Bonuses		177	[1]	339		559
Pensions		76	[1]	69		84
Share based payment expenses		398	[1],[2]	182	[2]	365	[2]
Other		59	[1]	56		41
Board remuneration, Total		1,220	[1]	1,146		1,549
Management Board [Member] | P.A.M. Van Bommel [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Base compensation		367	[1],[3]	360	[3]	140	[3]
Bonuses		144	[1],[3]	233	[3]	150	[3]
Pensions		88	[1],[3]	54	[3]	26	[3]
Share based payment expenses		325	[1],[2],[3]	141	[2],[3]	71	[2],[3]
Other		59	[1],[3]	46	[3]	4	[3]
Board remuneration, Total		€ 983	[1],[3]	€ 834	[3]	€ 391	[3]

[1]	A one-time crisis levy of 16% as imposed by the Dutch government amounts to EUR 175 in total. This crisis tax levy is payable by the employer and is charged over income of employees exceeding a EUR 150 threshold in 2012. These expenses do not form part of the remuneration costs mentioned.
[2]	These amounts represent the vesting expenses related to the financial year.
[3]	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.